UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07390

Boulder Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Stephen C. Miller, Esq.

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: November 30

Date of reporting period: August 31, 2011

Item 1 – Schedule of Investments.

The Schedule of Investments is included herewith.

PORTFOLIO OF INVESTMENTS	BOULDER TOTAL RETURN FUND, INC.
August 31, 2011 (Unaudited)

Shares/ Principal Amount	Description	Value (Note 1)

LONG TERM INVESTMENTS 95.5% DOMESTIC COMMON STOCKS 83.7%
Coal 0.6%
10,000	Alliance Resource Partners L.P.	$ 718,700
45,000	Penn Virginia Resource Partners L.P.	1,164,600

		1,883,300

Construction Machinery 1.8%
60,000	Caterpillar, Inc.	5,460,000

Diversified 36.7%
690	Berkshire Hathaway, Inc., Class A*	75,740,610
460,000	Berkshire Hathaway, Inc., Class B*	33,580,000

		109,320,610

Diversified Financial Services 1.2%
167,000	AllianceBernstein Holding L.P.	2,830,650
5,700	Franklin Resources, Inc.	683,544

		3,514,194

Electric Utilities 1.3%
17,500	Black Hills Corp.	535,500
14,340	FirstEnergy Corp.	634,545
60,000	PPL Corp.	1,732,800
16,600	Public Service Enterprise Group, Inc.	566,558
12,400	SCANA Corp.	498,728

		3,968,131

Environmental Control 0.3%
30,000	Republic Services, Inc.	910,800

Gas 0.4%
37,000	Inergy L.P.	1,049,320

Healthcare Products & Services 4.8%
216,000	Johnson & Johnson	14,212,800

Manufacturing 0.2%
8,000	3M Co.	663,840

Mining 1.0%
60,000	Freeport-McMoRan Copper & Gold, Inc.	2,828,400

Pipelines 1.0%
30,000	Boardwalk Pipeline Partners L.P.	753,000
10,000	Buckeye Partners L.P.	629,800
19,000	Energy Transfer Partners L.P.	856,140
13,700	Enterprise Products Partners L.P.	577,455

		2,816,395

Real Estate 0.2%
17,300	WP Carey & Co. LLC	707,916

Real Estate Investment Trusts (REITs) 0.9%
16,400	HCP, Inc.	611,392
11,500	Health Care REIT, Inc.	586,040
22,000	Healthcare Realty Trust, Inc.	384,780

16,300	Realty Income Corp.	565,284
11,366	Ventas, Inc.	607,854

		2,755,350

Registered Investment Companies (RICs) 4.2%
736,836	Cohen & Steers Infrastructure Fund, Inc.	12,025,163
25,181	RMR Asia Pacific Real Estate Fund	419,264

		12,444,427

Retail 28.9%
72,500	The Home Depot, Inc.	2,420,050
140,000	Walgreen Co.	4,929,400
370,000	Wal-Mart Stores, Inc.	19,687,700
1,085,000	Yum! Brands, Inc.	58,991,450

		86,028,600

Tobacco Products 0.2%
9,700	Philip Morris International, Inc.	672,404

TOTAL DOMESTIC COMMON STOCKS (Cost $134,391,009)		249,236,487

FOREIGN COMMON STOCKS 10.7%
Beverages 4.5%
75,000	Diageo PLC, Sponsored ADR	6,019,500
60,000	Heineken Holding NV	2,552,073
95,117	Heineken NV	4,761,042

		13,332,615

Diversified Financial Services 0.0%(1)
10,500	Guoco Group, Ltd.	116,452

Electric Utilities 0.1%
4,500	RWE AG	169,039

Food 0.4%
20,000	Nestle SA	1,238,692

Oil & Gas 0.5%
80,000	Pengrowth Energy Corp.	924,000
8,000	Transocean, Ltd.	448,160

		1,372,160

Real Estate 3.8%
529,500	Cheung Kong Holdings, Ltd.	7,433,273
104,500	Henderson Land Development Co., Ltd.	610,020
6,156,000	Midland Holdings, Ltd.	3,376,140

		11,419,433

Real Estate Investment Trusts (REITs) 1.4%
4,779,336	Kiwi Income Property Trust	4,173,542

TOTAL FOREIGN COMMON STOCKS (Cost $24,942,002)		31,821,933

FOREIGN GOVERNMENT BONDS 1.1%
3,863,000 NZD	New Zealand Treasury Bonds, 6.000% due 11/15/2011	3,313,459

TOTAL FOREIGN GOVERNMENT BONDS
(Amortized Cost $2,836,668)		3,313,459

TOTAL LONG TERM INVESTMENTS (Cost $162,169,679)		284,371,879

SHORT TERM INVESTMENTS 4.5% MONEY MARKET FUNDS 4.5%
36,022	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.010%	36,022
13,400,000	JPMorgan Prime Money Markey Fund, 7-Day Yield - 0.099%	13,400,000

		13,436,022

TOTAL MONEY MARKET FUNDS (Cost $13,436,022)		13,436,022

TOTAL SHORT TERM INVESTMENTS (Cost $13,436,022)		13,436,022

TOTAL INVESTMENTS 100.0% (Cost $175,605,701)		297,807,901

OTHER ASSETS AND LIABILITIES 0.0%(1)		14,372

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		297,822,273

TAXABLE AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE PLUS ACCRUED DIVIDENDS		(72,102,946)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$225,719,327

* Non-income producing security.

(1) Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:
ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
L.P. - Limited Partnership.
Ltd. - Limited.
NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation.
NZD - New Zealand Dollar.
SA - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Portfolio of Investments.

Boulder Total Return Fund, Inc.

August 31, 2011 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s common shares is determined by the Fund’s co-administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of common shares outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over the-counter) are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. To the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. To the extent these inputs are observable and timely, the values of these securities are categorized as Level 2; otherwise the values are categorized as Level 3. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the U.S. market is open. The Fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The Fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. If the Fund uses adjusted prices, the Fund will periodically compare closing prices, the next day’s opening prices in the same markets, and those adjusted prices as a means of evaluating its security valuation process.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions based on the best information available in the circumstances.

These inputs are summarized in the three broad levels listed below.

¡	Level 1— Unadjusted quoted prices in active markets for identical investments

¡	Level 2—Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

¡	Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$249,236,487	$–	$–	$249,236,487
Foreign Common Stocks	31,821,933	–	–	31,821,933
Foreign Government Bonds	–	3,313,459	–	3,313,459
Short Term Investments	13,436,022	–	–	13,436,022

TOTAL	$294,494,442	$3,313,459	$–	$297,807,901

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value*	Balance as of 11/30/2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of 08/31/2011
Auction Preferred Securities	$175,000	$(4,021)	$25,021	$(196,000)	-	$-
Total	$175,000	$(4,021)	$25,021	$(196,000)	-	$-

*For	detailed description of industry and/or geography classifications, see the accompanying Portfolio of Investments.

Recent Accounting Pronouncements: In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” The ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the impact this ASU may have on the Fund’s financial statements.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

Dividend income and return of capital received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICs”) is recorded at managements’ estimate of income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amount of income and return of capital are determined by each REIT and RIC only after its fiscal year-end, and may differ from the estimated amounts. Such differences, if any, are recorded in the Fund’s following year.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between the trade date and settlement date on securities transactions, foreign currency transactions, and the difference between amounts of foreign interest and dividends recorded on the books of the Fund and the amounts actually received. The Fund records net realized gain or loss on investment securities and foreign currency transactions separately.

The Fund has no restrictions on its ability to invest in foreign securities. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the adviser may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Concentration Risk: The Fund operates as a “diversified” management investment company, as defined in the 1940 Act. Under this definition, at least 75% of the value of the Fund’s total assets must at the time of investment consist of cash and cash items (including receivables), U.S. Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets (at the time of purchase) and to not more than 10% of the voting securities of a single issuer. This limit does not apply, however, to 25% of the Fund’s assets, which may be invested in securities representing more than 5% of the Fund’s total assets or even in a single issuer.

As of August 31, 2011, the Fund held more than 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

The Fund intends to concentrate its common stock investments in a few issuers and to take large positions in those issuers. As a result, the Fund is subject to a greater risk of loss than a fund that diversifies its investments more broadly. Taking larger positions is also likely to increase the volatility of the Fund’s net asset value reflecting fluctuation in the value of its large holdings.

Under normal market conditions, the Fund intends to invest in a portfolio of common stocks. The portion of the Fund’s assets invested in each stock can vary depending on market conditions. The term “common stocks” includes both stocks acquired primarily for their appreciation potential and stocks acquired for their income potential, such as dividend-paying RICs and REITs.

Recent Change in Investment Policy: Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

On May 2, 2011, stockholders approved elimination of the Fund’s fundamental investment policy prohibiting the Fund from purchasing securities on margin.

Use of Estimates: The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On August 31, 2011, based on cost of $174,826,063 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $126,586,890 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,605,052, resulting in net unrealized appreciation of $122,981,838.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Total Return Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 27, 2011

By:	/s/ Nicole L. Murphey
Nicole L. Murphey, Chief Financial Officer, Chief Accounting Officer, Vice President, Treasurer, Asst. Secretary
(Principal Financial Officer)

Date:	October 27, 2011